Significant Accounting Policies (Policies) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company used significant estimates in accounting for assumptions and estimates associated with revenue recognition, including assumptions and estimates used in determining the timing and amount of revenue to recognize for those transactions with variable considerations, reserves for inventory obsolescence, and forecasted estimates and assumptions related to impairment analysis for goodwill and contingent considerations related to Pro Farm, and assumptions and estimates associated with its going concern analysis.

Concentrations of Credit Risks

Concentrations of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, accounts receivable and debt. The Company deposits its cash and cash equivalents with high credit quality domestic financial institutions with locations in the U.S. and internationally. Such deposits may exceed federal or national deposit insurance limits. The Company believes the financial risks associated with these financial instruments are minimal.

The Company’s customer base is dispersed across many different geographic areas, and currently most customers are pest management distributors in the U.S. Generally, receivables are due up to 120 days from the invoice date and are considered past due after this date, although the Company may offer extended terms from time to time. The Company has provided extended payment terms on a case-by-case basis with a certain customer as a result of COVID-19.

The Company’s principal sources of revenues are its Regalia, Grandevo, Venerate and UPB-110 ST product lines. These four product lines accounted for 66% and 88%, respectively, of the Company’s total revenues for the three months ended June 30, 2022 and 2021. These four product lines accounted for 72% and 89%, respectively, of the Company’s total revenues for the six months ended June 30, 2022 and 2021.

Revenues generated from international customers were 52% and 25% for the three months ended June 30, 2022 and 2021, respectively and 32% and 16% for the six months ended June 30, 2022 and 2021, respectively. For the three months ended June 30, 2022 international customers were primarily concentrated in the European Union. For the six months ended June 30, 2022 international customers were primarily concentrated in both the European Union and Latin Americas regions. For both the three and six months ended June 30, 2021, international customers were primarily concentrated in the European Union.

Customers to which 10% or more of the Company’s total revenues are attributable for the three months ended June 30, 2022 and 2021 consist of the following:

	CUSTOMER
	A	B	C	D
Three months ended June 30,2022,
2022	27%	16%	7%	0%
2021	15%	15%	13%	11%

Customers to which 10% or more of the Company’s total revenues are attributable for the six months ended June 30, 2022 and 2021 consist of the following:

	CUSTOMER
	A	B	C	D
Six months ended June 30, 2022,
2022	19%	15%	15%	12%
2021	16%	21%	9%	0%

Customers to which 10% or more of the Company’s outstanding of the customers above, consist of the following accounts receivable are attributable as of either June 30, 2022 or December 31, 2021, which may or may not correspond with any:

	CUSTOMER
	A	B	C	D	E	F
June 30, 2022	20%	16%	16%	16%	0%	0%
December 31, 2021	7%	2%	1%	39%	13%	10%

Concentrations of Supplier Dependence

Concentrations of Supplier Dependence

The active ingredient in the Company’s Regalia product line is derived from the giant knotweed plant, which the Company obtains from China. The Company currently relies on one supplier for this plant. Such single supplier acquires raw knotweed from numerous regional sources and performs an extraction process on this plant, creating a dried extract that is shipped to the Company’s manufacturing plant. While the Company does not have a long-term supply contract with this supplier, the Company does have a long-term business relationship with this supplier. The Company endeavors to keep 6 to 12 months of knotweed extract on hand at any given time, but an unexpected disruption in supply could have an effect on Regalia supply and revenues. Although the Company has identified additional sources of raw knotweed, there can be no assurance that the Company will continue to be able to obtain dried extract from China at a competitive price.

The Company continues to rely on third parties to formulate Grandevo into spray-dried powders, for all of its production of Venerate, Majestene/Zelto, Stargus and Haven, and from time to time, third-party manufacturers for supplemental production capacity to meet excess seasonal demand and for packaging. The Company’s products have been produced in quantities, and on timelines, sufficient to meet commercial demand and for the Company to satisfy its delivery schedules. However, the Company’s dependence upon others for the production of a portion of its products, or for a portion of the manufacturing process, particularly for drying and for all of its production of Venerate, may adversely affect its ability to satisfy demand and meet delivery obligations, as well as to develop and commercialize new products, on a timely and competitive basis. The Company has not entered into any long-term manufacturing or supply agreements for any of its products, and it may need to enter into additional agreements for the commercial development, manufacturing and sale of its products. There can be no assurance that it can do so on favorable terms, if at all.

Products produced by the Company’s Pro Farm subsidiary, including UBP and Foramin, are partially sourced by suppliers from a manufacturing plant in Russia, in which the Company owns a 12% interest. The Company plans for enough inventory on hand to fill its revenue forecasts for 12 months at any given time, but an unexpected disruption in supply could have an adverse effect on the supply and revenues related to the subsidiary. The Company began increasing its inventory on hand in the prior quarter. Although the Company has identified additional manufacturers who may be capable of supplying the products, there can be no assurance that the Company will continue to be able to obtain products at a competitive price. The Company’s 12% interest is owned by the Company’s Pro Farm Technologies OY subsidiary and is recorded on the condensed consolidated balance sheet in caption “Other assets” in the amount of $0.5 million. As of June 30, 2022 no impairment had been taken on the asset as the Company continues to assess the impact of the current political conflict between Russia and Ukraine.

Cash and Cash Equivalents

Cash and Cash Equivalents

The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the condensed consolidated statements of cash flows (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Cash and cash equivalents	$3,749	$19,623
Restricted cash, less current portion	1,560	1,560
Total cash, cash equivalents and restricted cash	$5,309	$21,183

Restricted Cash

Restricted Cash

The Company’s restricted cash consists of cash that the Company is contractually obligated to maintain in accordance with the terms of its June 2014 Secured Promissory Note. In connection with the completion of the previously announced merger between the Company and Bioceres, the 2014 Secured Promissory Note was repaid in full, and the restricted cash became available to use in the Company’s operations. (Refer to Note 6 of these condensed consolidated financial statements.)

Intangible Assets

Intangible Assets

The Company evaluates intangible assets for impairment at least annually and more often whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value. The Company’s intangible assets include customer relationships, patents, trademarks, and in process research and development acquired in 2019 in connection with its asset acquisition of the Jet-Ag and Jet-Oxide product lines and the Company’s acquisition of Pro Farm.

Long-Lived Assets

Long-Lived Assets

Impairment losses related to long-lived assets are recognized in the event the net carrying value of such assets is not recoverable and exceeds fair value. The Company evaluates the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying amount of a long-lived asset (asset group) is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset (asset group). If the carrying amount of a long-lived asset (asset group) is considered not recoverable, the impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its estimated fair value.

Goodwill

Goodwill

Goodwill represents the excess of purchase price over the underlying net assets of businesses acquired. Goodwill is reviewed for impairment on an annual basis as of the first day of the Company’s fiscal fourth quarter or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may be impaired.

Fair Value

Fair Value

Accounting Standards Codification (“ASC”) 820, Fair Value Measurements (“ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.

ASC 820 requires that the valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 establishes a three-tier value hierarchy, which prioritizes inputs that may be used to measure fair value as follows:

●	Level 1—Quoted prices in active markets for identical assets or liabilities.
●	Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Deferred Revenue

Deferred Revenue

When the Company receives consideration, or such consideration is unconditionally due, from a customer prior to transferring control of goods or services to the customer under the terms of a sales contract, the Company records deferred revenue, which represents a contract liability. The Company recognizes deferred revenue as net sales after the Company has transferred control of the goods or services to the customer and all revenue recognition criteria are met. The Company’s deferred revenue is broken out as follows (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Product revenues	$23	$87
Financing costs	440	477
License revenues	824	961
Total deferred revenues	1,287	1,525
Less current portion	(295)	(360)
Long term portion	$992	$1,165

Research, Development and Patent Expenses

Research, Development and Patent Expenses

Research and development expenses include payroll-related expenses, field trial costs, toxicology costs, regulatory costs, consulting costs and lab costs. Patent expenses include legal costs relating to the patents and patent filing costs. These costs are expensed to operations as incurred. For the three months ended June 30, 2022 and 2021, research and development expenses totaled $2,822,000 and $2,578,000, respectively, and patent expenses totaled $148,000 and $258,000, respectively. For the six months ended June 30, 2022 and 2021, research and development expenses totaled $5,689,000 and $4,873,000, respectively, and patent expenses totaled $441,000 and $475,000, respectively.

Shipping and Handling Costs

Shipping and Handling Costs

Amounts billed for shipping and handling are included as a component of product revenues. Related costs for shipping and handling have been included as a component of cost of product revenues. Shipping and handling costs for the three months ended June 30, 2022 and 2021 were $623,000 and $733,000, respectively. Shipping and handling costs for the six months ended June 30, 2022 and 2021 were $1,131,000 and $1,078,000, respectively.

Advertising

Advertising

The Company expenses advertising costs as incurred and has included these expenses as a component of selling, general and administrative costs. Advertising costs for the three months ended June 30, 2022 and 2021 were $138,000 and $184,000, respectively. Advertising costs for the six months ended June 30, 2022 and 2021 were $270,000 and $295,000, respectively.

Depreciation and Amortization

Depreciation and Amortization

The Company depreciates and amortizes its capitalized property, plant, and equipment and intangible assets over the useful life of each asset utilizing a straight-line method of expensing.

For the three months ended June 30, 2022 and 2021, the total amount of depreciation was $304,000 and $298,000, respectively. For the six months ended June 30, 2022 and 2021, the total amount of depreciation expense was $604,000 and $579,000, respectively.

For the three months ended June 30, 2022 and 2021, the total amount of amortization expense was $585,000 and $586,000, respectively. For the six months ended June 30, 2022 and 2021, the total amount of amortization expense was $1,170,000 and $1,172,000, respectively.

Segment Information	Segment Information The Company is organized as a single operating segment, whereby its chief operating decision maker assesses the performance of and allocates resources to the business as a whole.
Net Loss Per Share

Net Loss Per Share

Net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding for the period. The calculation of basic and diluted net loss per share is the same for all periods presented as the effect of certain potential common stock equivalents, which consist of stock options and warrants to purchase common stock and restricted stock units, and contingent shares to be issued in the future are anti-dilutive due to the Company’s net loss position. Anti-dilutive common stock equivalents are excluded from diluted net loss per share. The following table sets forth the potential shares of common stock as of the end of each period presented that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive (in thousands):

	JUNE 30,	JUNE 30,
	2022	2021
Stock options outstanding	13,201	13,551
Warrants to purchase common stock	152	6,814
Restricted stock units outstanding	5,510	4,918
Common shares to be issued in lieu of agent fees	498	498
Employee stock purchase plan	—	22
Maximum contingent consideration shares to be issued	5,415	5,415
	24,776	31,218

In connection with the completion of the previously announced merger between the Company and Bioceres, as of July 13, 2022, the Company’s stock is no longer publicly traded.